Earnings Per Share/Unit (Calculation Of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income from continuing operations	$ 8,309	$ 8,654	$ (236)	$ (3,424)	$ 9,330	$ 9,525	$ 6,608	$ 8,270	$ 13,228	$ 33,670	$ 18,590
Non-controlling interests' share in continuing operations									(99)	(36)	(29)
Participating securities' share in earnings									(1,254)	(1,506)	(1,745)
Income from continuing operations, less participating securities' share in earnings									11,875	32,128	16,816
Income from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations										(1)	(4)
Income from discontinued operations attributable to MPT common stockholders									9,784	2,696	14,139
Net income, less participating securities' share in earnings									21,659	34,824	30,955
Basic weighted-average common shares/units	110,103,000	110,046,000	103,498,000	79,176,000	78,755,000	78,655,000	78,616,000	76,432,000	100,706,000	78,117,000	62,027,000
Dilutive stock options									2,000		8,000
Dilutive weighted-average common shares/units	110,108,000	110,046,000	103,498,000	79,176,000	78,755,000	78,655,000	78,616,000	76,432,000	100,708,000	78,117,000	62,035,000
MPT Operating Partnership, L.P. [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income from continuing operations									13,303	33,733	18,590
Non-controlling interests' share in continuing operations									(99)	(36)	(29)
Participating securities' share in earnings									(1,254)	(1,506)	(1,745)
Income from continuing operations, less participating securities' share in earnings									11,950	32,191	16,816
Income from discontinued operations									9,784	2,697	14,143
Non-controlling interests' share in discontinued operations										(1)	(4)
Income from discontinued operations attributable to MPT common stockholders									9,784	2,696	14,139
Net income, less participating securities' share in earnings									$ 21,734	$ 34,887	$ 30,955
Basic weighted-average common shares/units									100,706,000	78,117,000	62,027,000
Dilutive stock options									2,000		8,000
Dilutive weighted-average common shares/units									100,708,000	78,117,000	62,035,000
MPT Operating Partnership, L.P. [Member] | Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock options excluded from earnings per share computation									100,000	100,000	100,000